Detail of Certain Balance Sheet Accounts - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Notes receivable	$ 8,577	$ 7,840
Insurance recoveries	7,564	8,509
Cloud computing	7,362	9,453
Deposits	6,733	5,004
Deferred debt issuance costs	2,470	3,349
Equity method investments	670	720
Interest rate swaps	0	24,947
Deferred offering costs	0	3,850
Other assets	5,752	4,682
Total other assets	$ 39,128	$ 68,354